SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Selected Statements of Income Data
	Year ended December 31,
	2024	2023	2022
Financial expenses:

Interest on short-term and long-term bank credit and bank charges and others	$(104)	$(157)	$(273)
Foreign exchange loss, net	-	(58)	-

	(104)	(215)	(273)
Financial income:

Interest on short-term and long-term bank deposits	363	151	48
Foreign exchange income, net	472	-	366

	835	151	414

Financial income (expenses), net	$731	$(64)	$141